Risk Management Activities - Maturity (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) MWh $ / shares $ / shares	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	$ 413		$ 496
Borrowings	3,212		3,267
Exchangeable securities	326		0
Finance lease liabilities		$ 32
Dividends payable (Note 24 and 25)	37		$ 58
Liabilities	4,756
2020
Disclosure of financial liabilities [line items]
Liabilities	1,061
2021
Disclosure of financial liabilities [line items]
Liabilities	186
2022
Disclosure of financial liabilities [line items]
Liabilities	638
2023
Disclosure of financial liabilities [line items]
Liabilities	363
2024
Disclosure of financial liabilities [line items]
Liabilities	85
2025
Disclosure of financial liabilities [line items]
Liabilities	2,423
Gross carrying amount
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	413
Borrowings	3,104
Exchangeable securities	350
Derivative financial liabilities	(4)
Finance lease liabilities	142
Interest income on debt instruments held	1,283
Interest expense on borrowings	123
Dividends payable (Note 24 and 25)	37
Gross carrying amount | 2020
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	413
Borrowings	494
Exchangeable securities	0
Derivative financial liabilities	1
Finance lease liabilities	19
Interest income on debt instruments held	161
Interest expense on borrowings	25
Dividends payable (Note 24 and 25)	37
Gross carrying amount | 2021
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	98
Exchangeable securities	0
Derivative financial liabilities	0
Finance lease liabilities	14
Interest income on debt instruments held	138
Interest expense on borrowings	25
Dividends payable (Note 24 and 25)	0
Gross carrying amount | 2022
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	625
Exchangeable securities	0
Derivative financial liabilities	(6)
Finance lease liabilities	9
Interest income on debt instruments held	128
Interest expense on borrowings	25
Dividends payable (Note 24 and 25)	0
Gross carrying amount | 2023
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	372
Exchangeable securities	0
Derivative financial liabilities	2
Finance lease liabilities	6
Interest income on debt instruments held	98
Interest expense on borrowings	24
Dividends payable (Note 24 and 25)	0
Gross carrying amount | 2024
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	105
Exchangeable securities	0
Derivative financial liabilities	0
Finance lease liabilities	4
Interest income on debt instruments held	87
Interest expense on borrowings	24
Dividends payable (Note 24 and 25)	0
Gross carrying amount | 2025
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	1,410
Exchangeable securities	350
Derivative financial liabilities	(1)
Finance lease liabilities	90
Interest income on debt instruments held	671
Interest expense on borrowings	0
Dividends payable (Note 24 and 25)	0
Commodity risk management | Gross carrying amount
Disclosure of financial liabilities [line items]
Derivative financial liabilities	(692)
Commodity risk management | Gross carrying amount | 2020
Disclosure of financial liabilities [line items]
Derivative financial liabilities	(89)
Commodity risk management | Gross carrying amount | 2021
Disclosure of financial liabilities [line items]
Derivative financial liabilities	(89)
Commodity risk management | Gross carrying amount | 2022
Disclosure of financial liabilities [line items]
Derivative financial liabilities	(143)
Commodity risk management | Gross carrying amount | 2023
Disclosure of financial liabilities [line items]
Derivative financial liabilities	(139)
Commodity risk management | Gross carrying amount | 2024
Disclosure of financial liabilities [line items]
Derivative financial liabilities	(135)
Commodity risk management | Gross carrying amount | 2025
Disclosure of financial liabilities [line items]
Derivative financial liabilities	$ (97)
Non-Hedges | Electricity | Commodity risk management | 2020
Disclosure of financial liabilities [line items]
Notional amount | MWh	3,465,000
Average Power Prices | $ / shares	$ 67.82
Non-Hedges | Electricity | Commodity risk management | 2021
Disclosure of financial liabilities [line items]
Notional amount | MWh	3,424,000
Average Power Prices | $ / shares	$ 71.06
Non-Hedges | Electricity | Commodity risk management | 2022
Disclosure of financial liabilities [line items]
Notional amount | MWh	3,329,000
Average Power Prices | $ / shares	$ 73.55
Non-Hedges | Electricity | Commodity risk management | 2023
Disclosure of financial liabilities [line items]
Notional amount | MWh	3,329,000
Average Power Prices | $ / shares	$ 75.39
Non-Hedges | Electricity | Commodity risk management | 2024
Disclosure of financial liabilities [line items]
Notional amount | MWh	3,338,000
Average Power Prices | $ / shares	$ 77.28
Non-Hedges | Electricity | Commodity risk management | 2025
Disclosure of financial liabilities [line items]
Notional amount | MWh	2,628,000
Average Power Prices | $ / shares	$ 79.20
Non-Hedges | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Commodity risk management | 2020
Disclosure of financial liabilities [line items]
Notional amount | MWh	116,000,000
Average foreign exchange rate | $ / shares	0.7672
Non-Hedges | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Commodity risk management | 2021
Disclosure of financial liabilities [line items]
Notional amount | MWh	8,000,000
Average foreign exchange rate | $ / shares	0.7686